Expense Example - WisdomTree Cybersecurity Fund - WisdomTree Cybersecurity Fund	Jan. 15, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	$ 144